SIGNIFICANT ACCOUNTING POLICIES - Leasing (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leasing
Minimum lease payments receivable	$ 3,638	$ 4,313	$ 3,563
IPP solar parks
Leasing
Minimum lease payments receivable	$ 0